Related Party Transactions - Schedule of Relationship Between Related Parties with their Groups (Detail)	12 Months Ended
Dec. 31, 2016
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Equity investment of the Group
Hao Cheng [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Co-founder and shareholder of the Group
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Director of the Company
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Co-founder and shareholder of the Group
Beijing Millet technology Co., LTD ("Beijing Xiaomi") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Leading Advice Holdings Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a Co-founder and shareholder of the Group
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
Kingsoft Corporation Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
King Venture Holdings Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Principal shareholder of the Group (shareholding &gt;=10%)
Xiaomi Venture Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Principal shareholder of the Group
Morningside Technology Investments Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Principal shareholder of the Group
Shenzhen Xunlei Big Data Information Service Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Equity investment of the Group
Shenzhen Xunlei Finance Information Service Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Subsidiary of the Group’s equity investment
Millet Communication Technology Co., Ltd. (“Millet Communication Technology”) [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Beijing Millet Electronic Products Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Beijing Millet Digital Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group
Millet Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Group